Cash and cash equivalents and short-term investments - Short-Term Investments (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Short Term Investments [Line Items]
Cash and cash equivalents	€ 7,268.3	€ 6,951.8
Short-term investments	107.7	638.5
Deposits with financial institutions, governments and government related bodies
Short Term Investments [Line Items]
Cash and cash equivalents	2,548.1	2,131.7
Bank accounts
Short Term Investments [Line Items]
Cash and cash equivalents	1,523.5	1,891.8
Fair Value, Recurring
Short Term Investments [Line Items]
Investments in money market funds	3,196.7	2,928.3
Short-term investments	€ 107.7	€ 638.5